REVERSALS OF IMPAIRMENT CHARGES - NET - Property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment charges
Property, plant and equipment	$ (48.3)
Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment (i)		$ (689.0)	$ (361.8)
Inventories (ii)		38.1
Kinross Brasil Mineracao S.A.
Impairment charges
Tax expense(recovery) on impairment charge			68.2
Carrying amounts of property, plant and equipment			1,461.0
Kinross Brasil Mineracao S.A. | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment (i)			(200.7)
Tasiat Mauritamie Ltd. S.A
Impairment charges
Tax expense(recovery) on impairment charge		0.0	0.0
Carrying amounts of property, plant and equipment		2,455.7	2,123.6
Tasiat Mauritamie Ltd. S.A | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment (i)		(299.5)	$ (161.1)
Chirano Gold Mines Ltd.
Impairment charges
Tax expense(recovery) on impairment charge		71.6
Carrying amounts of property, plant and equipment		240.3
Chirano Gold Mines Ltd. | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment (i)		(204.5)
Lobo-Marte Mine
Impairment charges
Tax expense(recovery) on impairment charge		4.6
Carrying amounts of property, plant and equipment		319.2
Lobo-Marte Mine | Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Property, plant and equipment (i)		$ (185.0)